CHANGES IN ACCOUNTING POLICIES - Reconciliation of Lease Liability (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease commitments, disclosed at December 31, 2018			$ 796
Leases not yet commenced	$ (65)
Lease liabilities recognized as at January 1, 2019	$ 819
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Leases not yet commenced		$ (33)
Non-lease components		(217)
Renewal options reasonably certain to be exercised		53
Total undiscounted lease payments		599
Discounting impact		(119)
Lease liabilities recognized as at January 1, 2019		$ 480
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.01%